Cash Equivalents and Investments (Details) - Schedule of cash and cash equivalents - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Operating accounts		$ 1,393,369	$ 174,290
Restricted accounts		403,811
Subtotal		1,797,180	174,290
Held to Maturity Investments
Restricted accounts - certificates of deposit (4 – 24 month maturities, FDIC insured)	276,540	276,270
Subtotal	$ 276,540	276,270
TOTAL		$ 2,073,450	$ 174,290